Employee benefits (Post-Employment) - Schedule of Reconciliation of Deficit of Petros Plan (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of defined benefit plans [line items]
Net actuarial liability registered by the Company	$ 36,855	$ 37,842
Petros plan [member]
Disclosure of defined benefit plans [line items]
Deficit registered by Petros	1,209	8,189
Extraordinary sponsor contributions	4,037
Effects of the TFC over plan assets	3,684	3,642
Ordinary sponsor contributions	2,829	3,069
Financial assumptions	1,528	982
Actuarial valuation method	(2,803)	(5,372)
Others	244	242
Net actuarial liability registered by the Company	$ 10,728	$ 10,752